Taxation - Schedule of Reconciles Effective Tax (Details) (China Greenstar Holdings Limited [Member], USD $)	2 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
China Greenstar Holdings Limited [Member]
Expected enterprise income tax at statutory tax rate		$ (21,614)
Expenses non-deductable for tax purpose		21,614
Effective enterprise income tax